OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-Term Assets

Other long-term assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	10,708,214	5,459,354	876,287
Prepayment and deposits for property, equipment and software	28,565,286	32,819,483	5,267,890
Receivable from cost method investee (Note 8 (1))	7,270,199	0	0
Receivable from WoW game points refund agent (Note 19)	28,651,292	22,188,652	3,561,524
Others	561,612	469,286	75,326

Total	75,756,603	60,936,775	9,781,027